Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2008.

1.  In the Prospectus under the heading entitled, “Portfolio Management Information” please delete the biographical information in its entirety and replace it with the following:

PORTFOLIO MANAGEMENT INFORMATION

Debra L. Jelilian

Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund.  The Fund is managed by Debra L. Jelilian, who is a member of the Quantitative Investment Team.  The team is responsible for the day-to-day management of the Fund’s portfolio.  Ms. Jelilian is a Managing Director of and portfolio manager with BlackRock.  Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of Merrill Lynch Investment managers, L.P. (“MLIM”) from 1999 to 2006, and has been a member of the Funds’ management team since 2000.  Ms. Jelilian has fifteen years’ experience in investing and in managing index investments.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

2.  In the Statement of Additional Information under the heading entitled, “Investment Manager”, after the first paragraph, please delete the table and information that follows up to, but not including, the heading entitled “Distribution of Discretionary Incentive Compensation” in its entirety and replace it with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based *
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Debra L. Jelilian	25 $15.35 Billion	26 $15.6 Billion	28 $29 Billion	0 $0	0 $0	1 $806.4 Million

* A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

Fund Ownership

The portfolio manager owned 0 shares of the Fund as of October 31, 2008.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio manager of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio manager are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio manager, such benchmarks for this Fund include the following:

Portfolio Manager	Applicable Benchmarks
Debra L. Jelilian	A combination of market-based indices (e.g., The S&P 400 Index, Russell 2000 Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

May 11, 2009

Cusip             31420E205

40500 (05-09)

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

Institutional Shares
Class C Shares

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2008.

1.  In the Prospectus under the heading entitled, “Portfolio Management Information” please delete the biographical information in its entirety and replace it with the following:

PORTFOLIO MANAGEMENT INFORMATION

Debra L. Jelilian

Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund.  The Fund is managed by Debra L. Jelilian, who is a member of the Quantitative Investment Team.  The team is responsible for the day-to-day management of the Fund’s portfolio.  Ms. Jelilian is a Managing Director of and portfolio manager with BlackRock.  Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) from 1999 to 2006, and has been a member of the Funds’ management team since 2000.  Ms. Jelilian has fifteen years’ experience in investing and in managing index investments.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation, management of other accounts, and ownership of securities in the Fund.

2.  In the Statement of Additional Information under the heading entitled, “Investment Manager”, after the first paragraph, please delete the table and information that follows up to, but not including, the heading entitled “Distribution of Discretionary Incentive Compensation” in its entirety and replace it with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based *
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Debra L. Jelilian	25 $15.9 Billion	26 $15.6 Billion	28 $29 Billion	0 $0	0 $0	1 $806.4 Million

*    A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

Fund Ownership

The portfolio manager owned 0 shares of the Fund as of October 31, 2008.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio manager of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio manager are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio manager, such benchmarks for this Fund include the following:

Portfolio Manager	Applicable Benchmarks
Debra L. Jelilian	A combination of market-based indices (e.g., The S&P 400 Index, Russell 2000 Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by the portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

May 11, 2009

Cusip             31420E304
Cusip             31420E601

40502 (05-09)

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2008.

1.  In the Prospectus under the heading entitled, “Portfolio Management Information” please delete the biographical information in its entirety and replace it with the following:

PORTFOLIO MANAGEMENT INFORMATION

Leon Roisenberg and Debra L. Jelilian

Subject to the oversight of the Manager, BlackRock Investment Management’s Quantitative Index Management Team is responsible for the day-to-day management of the Fund. The Fund is managed by Leon Roisenberg and Debra L. Jelilian, who are members of the Quantitative Index Management Team. Mr. Roisenberg is primarily responsible for the enhanced trading strategies of the Fund while Ms. Jelilian is responsible for the primary indexing strategy of the Fund’s portfolio. Mr. Roisenberg is a Director of and a portfolio manager with BlackRock. Prior to joining BlackRock® in 2006, Mr. Roisenberg was a Director of Merrill Lynch Investment Managers, L.P., (“MLIM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. from 2001 until 2006. He has been a member of the Funds’ management team since 2001. Prior to joining MLIM, Mr. Roisenberg was employed at J.P. Morgan Investment Management. He has eighteen years’ experience in investments. Ms. Jelilian is a Managing Director of and portfolio manager with BlackRock.® Prior to joining BlackRock in 2006, Ms. Jelilian was a Director of MLIM from 1999 to 2006, and has been a member of the Funds’ management team since 2000. Ms. Jelilian has fifteen years’ experience in investing and in managing index investments.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

2.  In the Statement of Additional Information under the heading entitled, “Investment Manager”, after the first paragraph, please delete the table and information that follows up to, but not including, the heading entitled “Distribution of Discretionary Incentive Compensation” in its entirety and replace it with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based *
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Leon Roisenberg	3 $757.3 Million	12 $851.9 Million	9 $3.86 Billion	0 $0	0 $0	2 $871.5 Million
Debra L. Jelilian	25 $15.45 Billion	26 $15.6 Billion	28 $29 Billion	0 $0	0 $0	1 $806.4 Million

*    A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

Fund Ownership

Each portfolio manager owned 0 shares of the Fund as of October 31, 2008.

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for this Fund include the following:

Portfolio Manager	Applicable Benchmark
Debra L. Jelilian	A combination of market-based indices (e.g., The S&P 500 Index), certain customized indices and certain fund industry peer groups.
Leon Roisenberg	A combination of market-based indices (e.g., The S&P 500 Index), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

May 11, 2009

Cusip             31420E106
Cusip             31420E403
Cusip             31420E502
Cusip             31420E809

40501 (05-09)